Note 21 - Changes in Equity - Capital Stock (Details) - BRL (R$) shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	[1]	R$ 57,454.8	R$ 47,564.2
Share issued, amount		12.8	103.1
Balance		R$ 62,556.0	R$ 57,454.8	[1]
Issued capital [member]
Statement Line Items [Line Items]
Beginning balance, common shares (in shares)		15,722.1	15,717.6
Balance	[1]	R$ 57,710.2	R$ 57,614.1
Share issued, common shares (in shares)		11.5	4.5
Share issued, amount		R$ 156.6	R$ 96.1
Final balance, common shares (in shares)		15,733.6	15,722.1
Balance		R$ 57,866.8	R$ 57,710.2	[1]

[1]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).